Supplemental Balance Sheet Information - Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Land, buildings and improvements	$ 550.6	$ 527.3	$ 420.4
Machinery and equipment	619.0	586.2	547.0
Furniture and fixtures	9.6	8.5	9.3
Construction in progress	69.9	54.2	50.9
Property and equipment, at cost	1,249.1	1,176.2	1,027.6
Accumulated depreciation	(442.1)	(366.5)	(306.3)
Property and equipment, net	807.0	809.7	721.3
Assets Held-for-sale, Long Lived	$ 4.0